Identification and business activity - Summary of unabsorbed cost due to production stoppage (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Unabsorbed cost due to production stoppage
Unabsorbed cost due to production stoppage	$ 27,758	$ 0	$ 0
Depreciation and amortization incurred during the production stoppage	10,800
Services provided by third parties
Unabsorbed cost due to production stoppage
Unabsorbed cost due to production stoppage	13,885	0
Direct labor
Unabsorbed cost due to production stoppage
Unabsorbed cost due to production stoppage	11,057	0
Supplies
Unabsorbed cost due to production stoppage
Unabsorbed cost due to production stoppage	$ 2,816	$ 0